Expense Example - iShares 5-10 Year Investment Grade Corporate Bond ETF - iShares 5-10 Year Investment Grade Corporate Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77